Shareholder Report, Holdings (Details) - C000005441	Dec. 31, 2025
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Apple
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Visa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.10%
T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%